Distribution Date:	08/17/26	Benchmark 2019-B10 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B10
August 2026 Revision
Distribution Date Statement was reposted to remove non-pooled pages included on the original reporting in error.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	9-13		Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	18
			Andrew Hundertmark		ahundertmark@argenticservices.com
Historical Detail	19		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	25		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27	Directing Holder	ES Ventures Holding, Inc.
Supplemental Notes	28		CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162VAA6	2.793000%	18,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162VAB4	3.614000%	130,611,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162VAC2	3.615000%	36,997,000.00	22,912,974.96	0.01	69,025.34	0.00	0.00	69,025.35	22,912,974.95	34.92%	30.00%
A-3	08162VAD0	3.455000%	260,000,000.00	256,216,485.57	0.00	737,689.96	0.00	0.00	737,689.96	256,216,485.57	34.92%	30.00%
A-4	08162VAE8	3.717000%	319,747,000.00	319,747,000.00	0.00	990,416.33	0.00	0.00	990,416.33	319,747,000.00	34.92%	30.00%
A-M	08162VAG3	3.979000%	107,978,000.00	107,978,000.00	0.00	358,037.05	0.00	0.00	358,037.05	107,978,000.00	23.18%	20.13%
B	08162VAH1	4.180000%	45,105,000.00	45,105,000.00	0.00	157,115.75	0.00	0.00	157,115.75	45,105,000.00	18.28%	16.00%
C	08162VAJ7	3.750000%	45,105,000.00	45,105,000.00	0.00	140,953.13	0.00	0.00	140,953.13	45,105,000.00	13.38%	11.88%
D	08162VAV0	3.000000%	28,703,000.00	28,703,000.00	0.00	71,757.50	0.00	0.00	71,757.50	28,703,000.00	10.26%	9.25%
E	08162VAX6	3.000000%	23,236,000.00	23,236,000.00	0.00	58,090.00	0.00	0.00	58,090.00	23,236,000.00	7.73%	7.13%
F	08162VAZ1	3.786555%	24,602,000.00	24,602,000.00	0.00	77,630.68	0.00	0.00	77,630.68	24,602,000.00	5.06%	4.88%
G	08162VBB3	3.786555%	10,935,000.00	10,935,000.00	0.00	45,947.82	0.00	0.00	45,947.82	10,935,000.00	3.87%	3.88%
H*	08162VBD9	3.786555%	42,371,344.00	35,629,674.67	0.00	0.00	0.00	0.00	0.00	35,629,674.67	0.00%	0.00%
VRR Interest	BCC2JC348	5.036555%	57,550,018.15	48,430,007.15	0.00	197,951.97	0.00	0.00	197,951.97	48,430,007.15	0.00%	0.00%
R	08162VBH0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162VBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,151,000,362.15	968,600,142.35	0.01	2,904,615.53	0.00	0.00	2,904,615.54	968,600,142.34

X-A	08162VAF5	1.377807%	873,393,000.00	706,854,460.53	0.00	811,590.59	0.00	0.00	811,590.59	706,854,460.52
X-B	08162VAK4	1.071555%	90,210,000.00	90,210,000.00	0.00	80,554.12	0.00	0.00	80,554.12	90,210,000.00
X-D	08162VAM0	2.036555%	51,939,000.00	51,939,000.00	0.00	88,147.18	0.00	0.00	88,147.18	51,939,000.00
X-F	08162VAP3	1.250000%	24,602,000.00	24,602,000.00	0.00	25,627.08	0.00	0.00	25,627.08	24,602,000.00
X-G	08162VAR9	1.250000%	10,935,000.00	10,935,000.00	0.00	11,390.62	0.00	0.00	11,390.62	10,935,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08162VAT5	1.250000%	42,371,344.00	35,629,674.67	0.00	37,114.24	0.00	0.00	37,114.24	35,629,674.67
Notional SubTotal			1,093,450,344.00	920,170,135.20	0.00	1,054,423.83	0.00	0.00	1,054,423.83	920,170,135.19

Deal Distribution Total					0.01	3,959,039.36	0.00	0.00	3,959,039.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162VAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162VAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162VAC2	619.31980863	0.00000027	1.86570100	0.00000000	0.00000000	0.00000000	0.00000000	1.86570127	619.31980836
A-3	08162VAD0	985.44802142	0.00000000	2.83726908	0.00000000	0.00000000	0.00000000	0.00000000	2.83726908	985.44802142
A-4	08162VAE8	1,000.00000000	0.00000000	3.09749999	0.00000000	0.00000000	0.00000000	0.00000000	3.09749999	1,000.00000000
A-M	08162VAG3	1,000.00000000	0.00000000	3.31583332	0.00000000	0.00000000	0.00000000	0.00000000	3.31583332	1,000.00000000
B	08162VAH1	1,000.00000000	0.00000000	3.48333333	0.00000000	0.00000000	0.00000000	0.00000000	3.48333333	1,000.00000000
C	08162VAJ7	1,000.00000000	0.00000000	3.12500011	0.00000000	0.00000000	0.00000000	0.00000000	3.12500011	1,000.00000000
D	08162VAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162VAX6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162VAZ1	1,000.00000000	0.00000000	3.15546216	0.00000000	0.00000000	0.00000000	0.00000000	3.15546216	1,000.00000000
G	08162VBB3	1,000.00000000	0.00000000	4.20190398	(1.04644170)	6.59016369	0.00000000	0.00000000	4.20190398	1,000.00000000
H	08162VBD9	840.89083108	0.00000000	0.00000000	2.65339919	74.53055254	0.00000000	0.00000000	0.00000000	840.89083108
VRR Interest	BCC2JC348	841.52896397	0.00000000	3.43965087	0.09235462	2.95397335	0.00000000	0.00000000	3.43965087	841.52896397
R	08162VBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162VBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162VAF5	809.32004325	0.00000000	0.92923872	0.00000000	0.00000000	0.00000000	0.00000000	0.92923872	809.32004323
X-B	08162VAK4	1,000.00000000	0.00000000	0.89296220	0.00000000	0.00000000	0.00000000	0.00000000	0.89296220	1,000.00000000
X-D	08162VAM0	1,000.00000000	0.00000000	1.69712894	0.00000000	0.00000000	0.00000000	0.00000000	1.69712894	1,000.00000000
X-F	08162VAP3	1,000.00000000	0.00000000	1.04166653	0.00000000	0.00000000	0.00000000	0.00000000	1.04166653	1,000.00000000
X-G	08162VAR9	1,000.00000000	0.00000000	1.04166621	0.00000000	0.00000000	0.00000000	0.00000000	1.04166621	1,000.00000000
X-H	08162VAT5	840.89083108	0.00000000	0.87592784	0.00000000	0.00000000	0.00000000	0.00000000	0.87592784	840.89083108

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	69,025.34	0.00	69,025.34	0.00	0.00	0.00	69,025.34	0.00
A-3	07/01/26 - 07/30/26	30	0.00	737,689.96	0.00	737,689.96	0.00	0.00	0.00	737,689.96	0.00
A-4	07/01/26 - 07/30/26	30	0.00	990,416.33	0.00	990,416.33	0.00	0.00	0.00	990,416.33	0.00
A-M	07/01/26 - 07/30/26	30	0.00	358,037.05	0.00	358,037.05	0.00	0.00	0.00	358,037.05	0.00
X-A	07/01/26 - 07/30/26	30	0.00	811,590.59	0.00	811,590.59	0.00	0.00	0.00	811,590.59	0.00
X-B	07/01/26 - 07/30/26	30	0.00	80,554.12	0.00	80,554.12	0.00	0.00	0.00	80,554.12	0.00
X-D	07/01/26 - 07/30/26	30	0.00	88,147.18	0.00	88,147.18	0.00	0.00	0.00	88,147.18	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,627.08	0.00	25,627.08	0.00	0.00	0.00	25,627.08	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,390.62	0.00	11,390.62	0.00	0.00	0.00	11,390.62	0.00
X-H	07/01/26 - 07/30/26	30	0.00	37,114.24	0.00	37,114.24	0.00	0.00	0.00	37,114.24	0.00
B	07/01/26 - 07/30/26	30	0.00	157,115.75	0.00	157,115.75	0.00	0.00	0.00	157,115.75	0.00
C	07/01/26 - 07/30/26	30	0.00	140,953.13	0.00	140,953.13	0.00	0.00	0.00	140,953.13	0.00
D	07/01/26 - 07/30/26	30	0.00	71,757.50	0.00	71,757.50	0.00	0.00	0.00	71,757.50	0.00
E	07/01/26 - 07/30/26	30	0.00	58,090.00	0.00	58,090.00	0.00	0.00	0.00	58,090.00	0.00
F	07/01/26 - 07/30/26	30	0.00	77,630.68	0.00	77,630.68	0.00	0.00	0.00	77,630.68	0.00
G	07/01/26 - 07/30/26	30	83,506.28	34,504.98	0.00	34,504.98	(11,442.84)	0.00	0.00	45,947.82	72,063.44
H	07/01/26 - 07/30/26	30	3,045,531.59	112,428.09	0.00	112,428.09	112,428.09	0.00	0.00	0.00	3,157,959.68
VRR Interest	07/01/26 - 07/30/26	30	164,686.21	203,266.98	0.00	203,266.98	5,315.01	0.00	0.00	197,951.97	170,001.22
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,293,724.08	4,065,339.62	0.00	4,065,339.62	106,300.26	0.00	0.00	3,959,039.36	3,400,024.34

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Pooled Aggregate Available Funds (1)	3,959,039.37
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,058,100.61	Master Servicing Fee	9,952.68
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	5,634.90
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	414.33
Deferred Interest	0.00	Operating Advisor Fee	1,284.43
ARD Interest	0.00	EU Reporting Administrator Fee	1,847.91
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,058,100.61	Total Fees	19,134.25

Principal		Expenses/Reimbursements
Scheduled Principal	644,268.24	Reimbursement for Interest on Advances	62.23
Unscheduled Principal Collections		ASER Amount	50,119.22
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,796.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	8,949.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	644,268.23
		Other Expenses	0.00
Total Principal Collected	644,268.24	Total Expenses/Reimbursements	724,195.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,959,039.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,959,039.37
Total Funds Collected	4,702,368.85	Total Funds Distributed	4,702,368.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	962,316,486.70	962,316,486.70	Beginning Certificate Balance	968,600,142.35
(-) Scheduled Principal Collections	644,268.24	644,268.24	(-) Principal Distributions	0.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	961,672,218.46	961,672,218.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	963,199,211.63	963,199,211.63	Ending Certificate Balance	968,600,142.34
Ending Actual Collateral Balance	962,508,661.79	962,508,661.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	6,283,655.65
Beginning Cumulative Advances	0.00	6,722,301.23	UC / (OC) Change	644,268.23
Current Period Advances	0.00	644,268.23	Ending UC / (OC)	6,927,923.88
Ending Cumulative Advances	0.00	7,366,569.46	Net WAC Rate	5.04%
			UC / (OC) Interest	26,373.31
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP
	7,499,999 or less	2	10,913,183.72	1.13%	31	5.0568	1.451850	1.44 or less	18	407,458,909.95	42.37%	29	5.0119	0.909577
7,500,000 to 14,999,999		14	165,571,806.86	17.22%	30	5.0107	1.779154	1.45 to 1.49	1	40,000,000.00	4.16%	31	3.8500	1.450000
15,000,000 to 24,999,999		9	180,445,143.08	18.76%	30	5.0548	1.358771	1.50 to 1.74	7	123,159,037.61	12.81%	30	5.2683	1.606661
25,000,000 to 49,999,999		9	291,215,392.08	30.28%	30	4.9353	1.381053	1.75 to 2.49	10	302,837,286.63	31.49%	31	4.7245	2.073886
	50,000,000 or greater	4	247,273,124.19	25.71%	29	4.6426	1.511819	2.50 to 3.49	1	10,859,823.76	1.13%	31	5.3000	2.640000
	Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057	3.50 and greater	1	11,103,591.98	1.15%	31	4.4000	4.360000
								Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	66,253,568.53	6.89%	31	4.9393	NAP
							Defeased	5	66,253,568.53	6.89%	31	4.9393	NAP
Alabama	21	28,598,717.20	2.97%	30	5.2106	1.883503
							Industrial	1	5,831,511.89	0.61%	30	4.8800	0.170000
Arizona	3	51,271,987.45	5.33%	30	5.7333	1.518658
							Lodging	5	91,318,506.09	9.50%	30	5.4190	1.600922
California	7	179,592,293.69	18.68%	30	4.7600	1.876007
							Mixed Use	6	95,800,000.00	9.96%	31	5.0208	1.914551
Colorado	1	29,050,348.48	3.02%	31	4.8900	1.600000
							Multi-Family	12	178,364,489.15	18.55%	31	4.9668	1.173802
Florida	2	9,791,009.76	1.02%	30	5.0849	1.600379
							Office	17	334,247,167.34	34.76%	30	4.6090	1.489956
Illinois	4	39,132,598.58	4.07%	31	4.8884	1.095747
							Other	1	11,000,000.00	1.14%	31	4.8500	1.990000
Indiana	1	11,563,721.28	1.20%	29	4.9600	1.520000
							Retail	42	154,537,913.69	16.07%	29	4.9979	1.456273
Iowa	2	1,572,816.28	0.16%	29	5.1575	1.180000
							Self Storage	5	24,319,061.78	2.53%	30	5.1672	1.920523
Massachusetts	1	5,106,296.03	0.53%	31	4.8200	1.420000
							Totals	94	961,672,218.46	100.00%	30	4.8971	1.528057
Michigan	4	4,411,922.44	0.46%	29	5.1545	1.623884

Minnesota	7	5,828,271.58	0.61%	29	5.1575	1.180000

Missouri	1	57,273,124.19	5.96%	27	4.9968	0.960000

New Hampshire	1	4,847,749.40	0.50%	31	4.8200	1.420000

New York	9	212,604,105.41	22.11%	30	4.5627	1.668448

Ohio	3	59,705,700.70	6.21%	29	5.0383	0.441430

Oklahoma	10	46,432,102.46	4.83%	31	5.2201	0.989059

Pennsylvania	4	34,527,124.20	3.59%	31	5.0944	1.389340

Tennessee	1	5,831,511.89	0.61%	30	4.8800	0.170000

Texas	6	86,577,248.92	9.00%	31	4.8817	1.833958

Washington	1	21,700,000.00	2.26%	30	5.0000	0.950000

Totals	94	961,672,218.46	100.00%	30	4.8971	1.528057

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP
	3.9999% or less	2	115,000,000.00	11.96%	31	3.8917	1.965217	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	1	11,103,591.98	1.15%	31	4.4000	4.360000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	359,015,161.69	37.33%	30	4.8691	1.399853	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	20	410,299,896.26	42.67%	30	5.2100	1.351796	49 months or greater	38	895,418,649.93	93.11%	30	4.8940	1.487150
	Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057	Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP
	60 months or less	38	895,418,649.93	93.11%	30	4.8940	1.487150	Interest Only	16	474,247,515.85	49.31%	30	4.7827	1.715230
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	21	410,067,542.10	42.64%	30	5.0360	1.145584
	Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	1	11,103,591.98	1.15%	31	4.4000	4.360000
								Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	66,253,568.53	6.89%	31	4.9393	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	755,256,552.08	78.54%	30	4.8812	1.529959
	13 months to 24 months	2	62,573,396.14	6.51%	30	5.1561	1.842163
	25 months or greater	2	77,588,701.71	8.07%	29	4.8067	0.784132
	Totals	42	961,672,218.46	100.00%	30	4.8971	1.528057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10201216	1	OF	New York	NY	Actual/360	3.914%	252,779.17	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	08/11/26
2	10201217	1	OF	New York	NY	Actual/360	4.750%	245,416.67	0.00	0.00	N/A	12/06/28	--	60,000,000.00	60,000,000.00	08/06/26
3	10201218	1	RT	Saint Louis	MO	Actual/360	4.997%	246,799.80	85,164.26	0.00	N/A	11/01/28	--	57,358,288.45	57,273,124.19	08/01/26
5	10201227	1	OF	Beverly Hills	CA	Actual/360	5.150%	243,909.72	0.00	0.00	N/A	02/06/29	--	55,000,000.00	55,000,000.00	08/06/26
6	10201228	1	OF	Austin	TX	Actual/360	4.830%	178,844.17	0.00	0.00	N/A	03/06/29	--	43,000,000.00	43,000,000.00	08/06/26
7	10201229	1	OF	San Francisco	CA	Actual/360	3.850%	132,611.11	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	08/06/26
9	10201232	1	MU	New York	NY	Actual/360	5.150%	177,388.89	0.00	0.00	N/A	02/06/29	--	40,000,000.00	40,000,000.00	08/06/26
11	10201234	1	MF	Chicago	IL	Actual/360	4.870%	153,825.65	47,158.17	0.00	N/A	03/01/29	--	36,680,953.40	36,633,795.23	08/01/26
12	10201235	1	LO	Scottsdale	AZ	Actual/360	5.915%	180,820.42	0.00	0.00	N/A	02/06/29	--	35,500,000.00	35,500,000.00	08/06/26
13	10201236	1	OF	Denver	CO	Actual/360	4.890%	122,551.24	53,448.29	0.00	N/A	03/01/29	--	29,103,796.77	29,050,348.48	08/01/26
14	10201237	1	MF	Katy	TX	Actual/360	4.801%	128,573.45	0.00	0.00	N/A	03/01/29	--	31,100,000.00	31,100,000.00	08/01/26
15	10201238	1	RT	Various	Various	Actual/360	5.157%	121,848.90	34,606.12	0.00	01/06/29	01/06/33	--	27,436,333.92	27,401,727.80	08/06/26
16	10201239	1	OF	Tulsa	OK	Actual/360	5.250%	105,476.97	52,867.44	0.00	N/A	03/06/29	--	23,331,312.41	23,278,444.97	08/06/26
17	10201241	1	MF	Houston	TX	Actual/360	4.840%	106,811.43	38,137.18	0.00	N/A	03/06/29	--	25,627,907.96	25,589,770.78	08/06/26
18	10201242	1	MF	Toledo	OH	Actual/360	5.100%	113,918.73	0.00	0.00	N/A	02/06/29	--	25,939,749.79	25,939,749.79	08/06/26
19	10201243	1	OF	Cincinnati	OH	Actual/360	5.059%	99,344.28	38,466.19	0.00	N/A	12/06/28	--	22,804,417.10	22,765,950.91	08/06/26
20	10201244	1	MF	Oklahoma City	OK	Actual/360	5.190%	103,602.85	28,035.54	0.00	N/A	02/06/29	--	23,181,693.04	23,153,657.50	08/06/26
21	10201245	1	MF	Seattle	WA	Actual/360	5.000%	93,430.56	0.00	0.00	N/A	02/06/29	--	21,700,000.00	21,700,000.00	08/06/26
22	10201246	1	MU	San Mateo	CA	Actual/360	4.950%	89,512.50	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	08/06/26
23	10201247	1	RT	San Diego	CA	Actual/360	5.230%	90,072.22	0.00	0.00	N/A	12/01/28	--	20,000,000.00	20,000,000.00	08/01/26
24	10201248	1	OF	San Francisco	CA	Actual/360	5.000%	75,884.61	36,111.50	0.00	N/A	03/01/29	--	17,624,813.21	17,588,701.71	09/01/24
25	10201249	1	MF	Various	Various	Actual/360	5.150%	63,183.78	0.00	0.00	N/A	02/01/29	--	14,247,515.85	14,247,515.85	08/01/26
26	10201250	1	RT	Roanoke	TX	Actual/360	4.870%	67,010.01	20,682.40	0.00	N/A	02/01/29	--	15,979,070.39	15,958,387.99	08/01/26
27	10201251	1	LO	Various	TX	Actual/360	5.400%	68,246.78	24,686.57	0.00	N/A	03/06/29	--	14,676,726.93	14,652,040.36	08/06/26
28	10201252	1	LO	Audubon	PA	Actual/360	5.100%	59,188.12	23,883.20	0.00	N/A	03/01/29	--	13,477,370.73	13,453,487.53	08/01/26
29	10201253	1	LO	Phoenixville	PA	Actual/360	5.100%	59,188.12	23,883.20	0.00	N/A	03/01/29	--	13,477,370.73	13,453,487.53	08/01/26
30	10201254	1	LO	Tucson	AZ	Actual/360	5.380%	65,000.53	19,041.92	0.00	N/A	01/06/29	--	14,030,572.95	14,011,531.03	08/06/26
31	10201255	1	MU	Brooklyn	NY	Actual/360	4.790%	61,870.83	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10201256	1	LO	Anaheim	CA	Actual/360	4.850%	62,228.19	0.00	0.00	N/A	02/06/29	--	14,900,000.00	14,900,000.00	08/06/26
33	10201257	1	SS	Various	Various	Actual/360	5.060%	58,729.30	19,372.16	0.00	N/A	02/06/29	--	13,478,610.18	13,459,238.02	08/06/26
34	10201258	1	OF	Indianapolis	IN	Actual/360	4.960%	49,481.02	21,324.28	0.00	N/A	01/06/29	--	11,585,045.56	11,563,721.28	08/06/26
35	10201259	1	MU	New York	NY	Actual/360	4.980%	53,175.33	0.00	0.00	N/A	03/06/29	--	12,400,000.00	12,400,000.00	08/06/26
36	10201260	1	RT	Los Angeles	CA	Actual/360	4.400%	42,112.21	11,066.39	0.00	N/A	03/06/29	--	11,114,658.37	11,103,591.98	08/06/26
37	10201261	1	SS	Various	AL	Actual/360	5.300%	49,630.51	14,784.83	0.00	N/A	03/06/29	--	10,874,608.59	10,859,823.76	08/06/26
38	10201262	1	98	Fairlawn	OH	Actual/360	4.850%	45,940.28	0.00	0.00	N/A	03/06/29	--	11,000,000.00	11,000,000.00	08/06/26
39	10201263	1	RT	Various	Various	Actual/360	4.820%	41,376.63	14,891.99	0.00	N/A	03/01/29	--	9,968,937.42	9,954,045.43	08/01/26
41	10201265	1	Various Various		Various	Actual/360	4.880%	31,962.41	14,105.11	0.00	N/A	02/06/29	--	7,606,073.42	7,591,968.31	08/06/26
42	10201266	1	RT	The Colony	TX	Actual/360	5.200%	33,959.09	10,518.89	0.00	N/A	03/01/29	--	7,583,915.03	7,573,396.14	07/01/26
43	10201267	1	MU	Brooklyn	NY	Actual/360	5.060%	32,243.44	0.00	0.00	N/A	03/06/29	--	7,400,000.00	7,400,000.00	08/06/26
44	10201268	1	SS	Sugar Land	TX	Actual/360	4.410%	20,316.63	0.00	0.00	N/A	02/06/29	--	5,350,000.00	5,350,000.00	08/06/26
45	10201269	1	RT	Houston	TX	Actual/360	5.050%	15,304.82	6,290.44	0.00	N/A	03/01/29	--	3,519,474.16	3,513,183.72	08/01/26
46	10201270	1	MF	Shreveport	LA	Actual/360	5.180%	14,529.24	5,742.17	0.00	N/A	02/06/29	--	3,257,270.34	3,251,528.17	08/06/26
Totals								4,058,100.61	644,268.24	0.00				962,316,486.70	961,672,218.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	55,953,696.00	56,889,292.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	8,007,591.36	4,562,559.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	18,300,579.31	12,732,021.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,881,416.15	4,049,519.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	44,940,257.00	11,950,788.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	10,109,160.78	4,995,251.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,284,142.46	672,844.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,619,334.32	4,304,309.32	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,908,503.00	3,533,386.18	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,862,865.00	2,716,338.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,767,269.39	2,737,812.25	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	3,678,730.76	3,118,823.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	3,456,364.93	3,990,855.24	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	(1,556,449.25)	01/01/25	12/31/25	--	0.00	344,159.60	0.00	0.00	0.00	644,268.23
19	1	5,757,625.92	5,531,083.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,217,992.82	2,162,955.24	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,143,555.69	1,070,813.33	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,477,312.98	2,572,272.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	9,547,605.13	7,922,682.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	783,761.00	570,257.16	01/01/23	09/30/23	02/11/26	11,652,245.20	1,456,660.11	61,632.85	1,557,178.98	0.00	0.00
25	1	9,166,199.00	9,424,066.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,687,625.00	1,691,179.03	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,557,354.76	1,553,150.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,572,169.03	1,622,763.03	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	3,703,823.56	3,968,224.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,013,828.61	1,457,457.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	1,690,569.58	1,798,498.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,385,310.88	648,546.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,243,098.75	1,499,038.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	778,822.12	631,251.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,648,629.26	1,390,806.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,077,980.18	2,082,276.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,070,761.16	1,076,161.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	926,744.00	959,386.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	265,992.28	179,193.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	840,649.00	918,349.00	07/01/24	06/30/25	--	0.00	0.00	44,445.32	44,445.32	0.00	0.00
43	1	641,703.51	540,269.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	311,901.00	415,325.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		221,280,925.68	166,383,361.31				11,652,245.20	1,800,819.71	106,078.17	1,601,624.30	0.00	644,268.23

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	17,588,701.71	0	0.00	1	17,588,701.71	0	0.00	0	0.00	0	0.00	4.897082%	4.873994%	30
07/17/26	0	0.00	0	0.00	1	17,624,813.21	0	0.00	1	17,624,813.21	0	0.00	0	0.00	0	0.00	4.897176%	4.874085%	31
06/17/26	0	0.00	0	0.00	1	17,663,212.60	0	0.00	1	17,663,212.60	0	0.00	0	0.00	0	0.00	4.897278%	4.874184%	32
05/15/26	0	0.00	0	0.00	1	17,699,004.66	0	0.00	1	17,699,004.66	0	0.00	0	0.00	0	0.00	4.897371%	4.874275%	33
04/17/26	0	0.00	0	0.00	1	17,737,096.20	0	0.00	1	17,737,096.20	0	0.00	1	3,252,484.15	0	0.00	4.897472%	4.874373%	34
03/17/26	0	0.00	0	0.00	1	17,772,571.52	0	0.00	1	17,772,571.52	1	25,939,749.79	0	0.00	0	0.00	4.898411%	4.876204%	35
02/18/26	0	0.00	0	0.00	2	43,316,390.18	0	0.00	1	17,815,285.96	0	0.00	0	0.00	0	0.00	4.898436%	4.876220%	36
01/16/26	0	0.00	0	0.00	2	43,351,530.29	0	0.00	1	17,850,426.07	0	0.00	0	0.00	0	0.00	4.898525%	4.876306%	37
12/17/25	0	0.00	0	0.00	2	43,386,519.75	0	0.00	1	17,885,415.53	0	0.00	0	0.00	0	0.00	4.898615%	4.876393%	38
11/18/25	0	0.00	0	0.00	2	43,423,837.80	0	0.00	1	17,922,733.58	0	0.00	0	0.00	0	0.00	4.898712%	4.875633%	39
10/20/25	0	0.00	0	0.00	2	43,492,970.06	0	0.00	1	17,957,413.05	1	23,816,668.26	0	0.00	0	0.00	4.898807%	4.875725%	40
09/17/25	1	37,176,002.82	0	0.00	2	43,567,898.58	0	0.00	1	17,994,432.36	1	55,000,000.00	0	0.00	0	0.00	4.898911%	4.875825%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	10201248	09/01/24	22	6	61,632.85	1,557,178.98	0.00	18,414,626.54	07/07/23	7			06/05/25
42	10201266	07/01/26	0	B	44,445.32	44,445.32	83,244.31	7,583,915.03	10/08/25	98
Totals					106,078.17	1,601,624.30	83,244.31	25,998,541.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,868,540,981	1,833,363,578	0		35,177,403
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		54,803,456	54,803,456	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	961,672,218	944,083,517	0	0	0	17,588,702
Jul-26	962,316,487	944,691,673	0	0	0	17,624,813
Jun-26	963,016,218	945,353,005	0	0	0	17,663,213
May-26	963,654,451	945,955,446	0	0	0	17,699,005
Apr-26	964,348,367	946,611,270	0	0	0	17,737,096
Mar-26	968,233,100	950,460,529	0	0	0	17,772,572
Feb-26	968,600,142	925,283,752	0	0	25,501,104	17,815,286
Jan-26	969,225,946	925,874,416	0	0	25,501,104	17,850,426
Dec-25	969,848,935	926,462,415	0	0	25,501,104	17,885,416
Nov-25	970,528,160	927,104,322	0	0	25,501,104	17,922,734
Oct-25	971,179,748	927,686,778	0	0	25,535,557	17,957,413
Sep-25	971,891,242	891,147,341	37,176,003	0	25,573,466	17,994,432
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10201218	57,273,124.19	57,273,123.81	465,600,000.00	09/24/18	12,732,021.50	1.00000	--	11/01/28	271
24	10201248	17,588,701.71	18,414,626.54	9,900,000.00	10/15/25	570,257.16	0.77000	--	03/01/29	271
42	10201266	7,573,396.14	7,583,915.03	14,300,000.00	11/11/19	918,349.00	1.72000	--	03/01/29	271
Totals		82,435,222.04	83,271,665.38	489,800,000.00		14,220,627.66
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	10201218	RT	MO	04/08/26	13
"	8/11/2026

The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling t

o contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management whi le the sponsormarkets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation agreement in the near term.
"

24	10201248	OF	CA	07/07/23	7
"	8/11/2026

A foreclosure sale occurred 6/5/2025 in which the Lender was the successful bidder. The REO property has 34,697 SF of NRA and is currently 70% occupied as of 8/1/2026. In order to drive leasing activity, the 16th floor (7.5% of

NR A) is currently under construction as part of the leasing strategy to build spec suites in vacancies with undesirable existing upfits. The Special Servicer, Colliers (PM), and JLL (CM) are overseeing the project and expect to have completed in late Septem ber 2026.
"

42	10201266	RT	TX	10/08/25	98
"	8/11/2026

Loan transferred to Special Servicing effective 10/8/25 due to multiple unpermitted transfers occurring under the Loan, which triggered full recourse. The Loan remains payment current. The Guarantor of the loan filed for bankruptc

y in May 2026. The Special Servicer filed a complaint seeking the appointment of a receiver due to Borrower's failure to deposit rents into the cash management account and failure to produce an acceptable replacement Guarantor. A hearing regarding the app ointment of a receiver is scheduled for the near term.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10201227	1 0.00	5.15000%	0.00	5.15000%	10	01/21/25	12/31/24	01/21/25
5	10201227	1 0.00	5.15000%	0.00	5.15000%	8	07/15/25	07/24/25	09/10/25
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	01/05/21	01/05/21	09/13/21
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	09/13/21	01/05/21	01/05/21
16	10201239	1 0.00	5.25000%	0.00	5.25000%	8	09/05/24	09/05/24	09/05/24
16	10201239	1 0.00	5.25000%	0.00	5.25000%	8	09/30/25	09/30/25	10/06/25
17	10201241	1 0.00	4.84000%	0.00	4.84000%	8	05/31/24	05/31/24	05/31/24
18	10201242	1 0.00	5.10000%	0.00	5.10000%	10	06/28/24	06/28/24	06/28/24
18	10201242	1 0.00	5.10000%	0.00	5.10000%	8	02/25/26	02/25/26	02/25/26
24	10201248	1 0.00	5.00000%	0.00	5.00000%	8	10/26/21	10/26/21	10/26/21
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	06/04/20	06/04/20	04/06/20
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	04/06/20	06/04/20	06/04/20
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	04/11/22	02/11/22	02/11/22
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	02/11/22	02/11/22	04/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	10201264 06/17/25	8,100,683.49	2,400,000.00	2,218,848.63	956,051.71	1,830,239.08	874,187.37	7,226,496.12	0.00	128,743.01	7,097,753.11	74.32%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,100,683.49	2,400,000.00	2,218,848.63	956,051.71	1,830,239.08	874,187.37	7,226,496.12	0.00	128,743.01	7,097,753.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	10201264	06/17/26	0.00	0.00	7,097,753.11	0.00	1,258.28	(130,001.29)	0.00	0.00	7,096,494.83
		06/17/25	0.00	0.00	7,226,496.12	0.00	0.00	7,226,496.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,097,753.11	0.00	1,258.28	7,096,494.83	0.00	0.00	7,096,494.83

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	1,153.84	0.00	2,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,347.96	0.00	0.00	0.00	0.00	0.00	62.23	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	2,439.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,583.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,449.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,102.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,794.23	0.00	0.00	50,119.22	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,796.03	0.00	8,949.47	50,119.22	0.00	0.00	62.23	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		79,926.95

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the EU Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EURisk Retention Special Notices" tab for the Hudson Yards 2019-30HY

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party'scompliance with the EU Retention Covenant and the EU Hedging Covenant under the EU Retention Rules. Investors should refer to the

Certificate Administrator's website for all suchinformation.Disclosable Special Servicer Fees would be disclosed here.

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